Bank Notes Payable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total	$ 2,888,053	$ 4,436,680
ICBC, due May 5, 2019 [Member]
Short-term Debt [Line Items]
Total	286,902
ABC, due various dates from January 4, 2019 to June 27, 2019 [Member]
Short-term Debt [Line Items]
Total	$ 2,601,151
ABC, due various dates from February 10, 2018 to April 30, 2018 [Member]
Short-term Debt [Line Items]
Total		1,384,016
ICBC, due various dates from January 28, 2018 to May 27, 2018 [Member]
Short-term Debt [Line Items]
Total		$ 3,052,664